Operating Segments Information - Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	$ 6,750	$ 7,392	$ 8,108
United States of America
Disclosure of geographical areas [line items]
Revenue	3,713	4,262	4,898
Europe, the Middle East and Africa
Disclosure of geographical areas [line items]
Revenue	1,423	1,533	1,182
Other
Disclosure of geographical areas [line items]
Revenue	$ 1,614	$ 1,597	$ 2,028